                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sprucegrove Investment Management Ltd.
Address: 181 University Avenue, Suite 1300
         Toronto, Ontario, Canada
         M5H 3M7

Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Blake Murphy
Title: Chief Operating Officer
Phone: (416) 363-5854  x222

Signature, Place, and Date of Signing:


/s/ Blake Murphy                        Toronto, Ontario   August 10, 2011
-------------------------------------   ----------------   ---------------
[Signature]                               [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         86
Form 13F Information Table Value Total: $4,360,561 (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number        Name
---   --------------------        ----
1     28-______________________   Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
                                                     VALUE      SHRS OR  SH/ PUT/ INVESTMENT   OTHER   ---------------------------
  NAME OF ISSUER     TITLE OF CLASS       CUSIP     (X1000)     PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED     NONE
-------------------  --------------     ---------  ---------  ---------- --- ---- ---------- --------  --------- ------  ---------
3M COMPANY           COMMON             88579Y101     60,087     633,500          DEFINED                                  633,500
3M COMPANY           COMMON             88579Y101    128,740   1,357,300          SOLE                 1,266,300            91,000
AMERICAN EXPRESS CO  COMMON             025816109      4,689      90,700          DEFINED                                   90,700
AMERICAN EXPRESS CO  COMMON             025816109     10,893     210,700          SOLE                   198,200            12,500
APACHE CORP          COMMON             037411105     45,926     372,205          DEFINED                                  372,205
APACHE CORP          COMMON             037411105    111,057     900,050          SOLE                   611,550           288,500
BECTON DICKINSON     COMMON             075887109     34,347     398,600          DEFINED                                  398,600
BECTON DICKINSON     COMMON             075887109     71,073     824,800          SOLE                   767,000            57,800
BEMIS INC            COMMON             081437105     28,652     848,200          DEFINED                                  848,200
BEMIS INC            COMMON             081437105     51,237   1,516,780          SOLE                 1,418,680            98,100
BERKSHIRE HATHAWAY   CLASS B            084670702     28,668     370,435          DEFINED                                  370,435
BERKSHIRE HATHAWAY   CLASS B            084670702     70,027     904,860          SOLE                   845,110            59,750
BROWN FORMAN CORP    CLASS B            115637209     12,555     168,100          DEFINED                                  168,100
BROWN FORMAN CORP    CLASS B            115637209      3,484      46,650          SOLE                    46,650                --
CARNIVAL CORP        COMMON             143658300     40,566   1,078,025          DEFINED                                1,078,025
CARNIVAL CORP        COMMON             143658300     92,319   2,453,334          SOLE                 2,287,628           165,706
COCA-COLA CO         COMMON             191216100     39,791     591,340          DEFINED                                  591,340
COCA-COLA CO         COMMON             191216100     62,775     932,900          SOLE                   873,900            59,000
CRANE CO             COMMON             224399105      8,308     168,150          DEFINED                                  168,150
CRANE CO             COMMON             224399105     19,156     387,700          SOLE                   360,090            27,610
DENTSPLY INTL INC    COMMON             249030107      5,179     136,000          DEFINED                                  136,000
DENTSPLY INTL INC    COMMON             249030107     12,646     332,100          SOLE                   309,500            22,600
EAGLE MATERIALS      COMMON             26969P108      3,877     139,100          DEFINED                                  139,100
EAGLE MATERIALS      COMMON             26969P108     10,218     366,626          SOLE                   339,326            27,300
FORTUNE BRANDS INC   COMMON             349631101     33,058     518,400          DEFINED                                  518,400
FORTUNE BRANDS INC   COMMON             349631101      9,923     155,600          SOLE                   155,600                --
GANNETT INC          COMMON             364730101     28,695   2,003,850          DEFINED                                2,003,850
GANNETT INC          COMMON             364730101     42,795   2,988,510          SOLE                 2,806,620           181,890
GOOGLE INC           CLASS A            38259P508      2,312       4,565          DEFINED                                    4,565
GOOGLE INC           CLASS A            38259P508     10,858      21,442          SOLE                    19,849             1,593
GRANITE CONSTR INC   COMMON             387328107      6,243     254,500          DEFINED                                  254,500
GRANITE CONSTR INC   COMMON             387328107      9,510     387,700          SOLE                   361,500            26,200
HEARTLAND EXPRESS IN COMMON             422347104      8,970     541,672          DEFINED                                  541,672
HEARTLAND EXPRESS IN COMMON             422347104      1,755     105,973          SOLE                   105,973                --
HOME DEPOT INC       COMMON             437076102      2,930      80,900          DEFINED                                   80,900
HOME DEPOT INC       COMMON             437076102     11,703     323,100          SOLE                   299,000            24,100
HUBBELL INC          CLASS B            443510201     18,607     286,480          DEFINED                                  286,480
HUBBELL INC          CLASS B            443510201     42,250     650,500          SOLE                   604,700            45,800
INTEL CORP           COMMON             458140100     24,494   1,105,315          DEFINED                                1,105,315
INTEL CORP           COMMON             458140100     47,033   2,122,440          SOLE                 1,979,320           143,120
JOHNSON & JOHNSON    COMMON             478160104     57,917     870,670          DEFINED                                  870,670
JOHNSON & JOHNSON    COMMON             478160104    115,845   1,741,500          SOLE                 1,622,000           119,500
LENNAR CORP          CLASS B            526057302      7,185     489,450          DEFINED                                  489,450
LENNAR CORP          CLASS B            526057302      1,780     121,258          SOLE                   121,258                --
MARKEL CORP          COMMON             570535104     59,695     150,437          DEFINED                                  150,437
MARKEL CORP          COMMON             570535104    124,483     313,710          SOLE                   289,844            23,866
MARTIN MARIETTA MATL COMMON             573284106      4,059      50,752          DEFINED                                   50,752
MARTIN MARIETTA MATL COMMON             573284106     10,820     135,300          SOLE                   125,800             9,500
MDU RES GROUP INC    COMMON             552690109     38,916   1,729,600          DEFINED                                1,729,600
MDU RES GROUP INC    COMMON             552690109     56,783   2,523,700          SOLE                 2,366,500           157,200
MERCK & CO INC       COMMON             58933Y105     43,441   1,230,975          DEFINED                                1,230,975
MERCK & CO INC       COMMON             58933Y105     86,665   2,455,800          SOLE                 2,282,900           172,900
MICROSOFT CORP       COMMON             594918104     44,538   1,713,002          DEFINED                                1,713,002
MICROSOFT CORP       COMMON             594918104     76,144   2,928,600          SOLE                 2,739,300           189,300
NABORS INDS LTD      COMMON             G6359F103     34,664   1,406,800          DEFINED                                1,406,800
NABORS INDS LTD      COMMON             G6359F103     72,634   2,947,800          SOLE                 2,753,400           194,400
PETROLEO BRASILEIRO  ADR(2 ORD SHRS)    71654V408    236,992   6,999,178          SOLE                 5,667,178         1,332,000
PFIZER INC           COMMON             717081103     45,708   2,218,830          DEFINED                                2,218,830
PFIZER INC           COMMON             717081103     94,988   4,611,080          SOLE                 4,289,260           321,820
POSCO                ADR(0.25 ORD SHRS) 693483109    135,396   1,246,508          SOLE                 1,030,888           215,620
PROCTER & GAMBLE CO  COMMON             742718109     46,978     738,994          DEFINED                                  738,994
PROCTER & GAMBLE CO  COMMON             742718109     89,939   1,414,800          SOLE                 1,323,200            91,600
RYANAIR HLDGS        SP ADR (5 ORD)     783513104    221,840   7,561,010          SOLE                 6,397,510         1,163,500
SAMSUNG ELECTRS LTD  GDR 144A (0.5 ORD) 796050888    318,262     822,743          SOLE                   683,593           139,150
SANDERSON FARMS      COMMON             800013104      4,052      84,800          DEFINED                                   84,800
SANDERSON FARMS      COMMON             800013104      1,324      27,700          SOLE                    27,700                --
SIGNET JEWELERS LT   SHS                G81276100    138,454   2,957,795          SOLE                 2,262,455           695,340
SIMPSON MANUFACTURIN COMMON             829073105      4,131     138,300          DEFINED                                  138,300
SIMPSON MANUFACTURIN COMMON             829073105      1,204      40,300          SOLE                    40,300                --
SK TELECOM CO LTD    ADR(1/9 ORD)       78440P108    191,392  10,234,889          SOLE                 8,536,989         1,697,900
SYSCO CORP           COMMON             871829107     27,853     893,300          DEFINED                                  893,300
SYSCO CORP           COMMON             871829107     57,250   1,836,100          SOLE                 1,712,900           123,200
TELLABS INC          COMMON             879664100     16,492   3,577,350          DEFINED                                3,577,350
TELLABS INC          COMMON             879664100     27,232   5,907,100          SOLE                 5,541,952           365,148
TIDEWATER INC        COMMON             886423102     44,520     827,350          DEFINED                                  827,350
TIDEWATER INC        COMMON             886423102     83,018   1,542,800          SOLE                 1,446,134            96,666
UNITED TECHNOLOGIES  COMMON             913017109     11,643     131,550          DEFINED                                  131,550
UNITED TECHNOLOGIES  COMMON             913017109     27,686     312,800          SOLE                   287,800            25,000
WALGREEN CO          COMMON             931422109     53,449   1,258,800          DEFINED                                1,258,800
WALGREEN CO          COMMON             931422109    112,294   2,644,700          SOLE                 2,463,600           181,100
WALT DISNEY CO       COMMON             254687106     10,814     277,000          DEFINED                                  277,000
WALT DISNEY CO       COMMON             254687106     27,746     710,700          SOLE                   660,100            50,600
WASHINGTON FED INC   COMMON             938824109     29,091   1,770,600          DEFINED                                1,770,600
WASHINGTON FED INC   COMMON             938824109     66,484   4,046,475          SOLE                 3,772,195           274,280
WELLS FARGO & CO     COMMON             949746101     45,511   1,621,912          DEFINED                                1,621,912
WELLS FARGO & CO     COMMON             949746101     95,843   3,415,660          SOLE                 3,183,860           231,800
                                                   ---------
                                                   4,360,561